SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations

The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
Cost of Revenues:
Product	534	515	370
Service	469	414	269
Research and Development	2,206	1,710	1,055
Sales and Marketing	1,121	1,026	621
General and Administration	762	661	464
Total	$5,092	$4,326	$2,779

Status of the Company's Share Option Plans

Summary of the status of the Company’s share option plans as of December 31, 2019, as well as changes during the year then ended, is presented below:

	2 0 1 9
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	1,530,073	17.27
Granted	135,580	26.14
Exercised	(246,373)	10.91
Expired and forfeited	(199,371)	17.09
Outstanding - year end	1,219,909	19.57

Options exercisable at year end	672,695	15.73

Information about Share Options Outstanding

The following table summarizes information about share options outstanding as of December 31, 2019:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
4.20-7.00	10,000	0.48	4.20	10,000	4.20
8.01-9.00	36,298	0.79	8.82	36,298	8.82
9.01-10.00	5,002	0.73	9.11	4,751	9.09
10.01-20.00	490,873	2.61	11.50	417,974	11.50
20.01-34.85	677,736	5.39	26.29	203,672	26.36
	1,219,909		19.57	672,695	15.73

Schedule of Unvested Restricted Share Units

	Number of RSUs	Weighted average grant date fair value (USD)

Unvested at January 1, 2019	323,895	22.40
Granted	210,892	29.60
Vested	(118,486)	19.94
Canceled	(29,083)	24.54
Unvested at December 31, 2019	387,218	26.91